[Logo of               USAA INVESTMENT TRUST
USAA Eagle             Income Strategy Fund
appears here]     Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust


                 SUPPLEMENT DATED JANUARY 2, 1997
            TO THE STATEMENT OF ADDITIONAL INFORMATION
                      DATED OCTOBER 1, 1996
                 AS SUPPLEMENTED DECEMBER 2, 1996


     TAX-DEFERRED RETIREMENT PLANS on page 5 of the Statement of Additional Information is amended to reflect that USAA Federal Savings Bank replaced State Street Bank as Custodian for the tax-deferred retirement plans under the programs made available by USAA Investment Management Company.


29463-0197